RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS Investment Quality Bond VIP Series

Supplement to the Summary Prospectus, dated May 1, 2014

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Series’ Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015 and March 27, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Investment Quality Bond VIP Series. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Series. There will be no changes in the investment strategies of the Series or in the portfolio management personnel currently responsible for the day-to-day management of the Series as a result of the change in sub-adviser.

March 27, 2015

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS Low Duration Bond VIP Series

Supplement to the Summary Prospectus, dated May 1, 2014

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Series’ Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015 and March 27, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Low Duration Bond VIP Series. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Series. There will be no changes in the investment strategies of the Series or in the portfolio management personnel currently responsible for the day-to-day management of the Series as a result of the change in sub-adviser.

March 27, 2015

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS High Yield VIP Series

Supplement to the Summary Prospectus, dated May 1, 2014,

as revised September 15, 2014

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Series’ Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015 and March 27, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS High Yield VIP Series. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Series. There will be no changes in the investment strategies of the Series or in the portfolio management personnel currently responsible for the day-to-day management of the Series as a result of the change in sub-adviser.

March 27, 2015

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS Money Market VIP Series

Supplement to the Summary Prospectus, dated May 1, 2014,

as revised January 5, 2015 and as supplemented February 6, 2015

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Series’ Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015, February 6, 2015, and March 27, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Money Market VIP Series. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Series. There will be no changes in the investment strategies of the Series or in the portfolio management personnel currently responsible for the day-to-day management of the Series as a result of the change in sub-adviser.

March 27, 2015

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS S&P 500 Index VIP Series

Supplement to the Summary Prospectus, dated May 1, 2014

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Series’ Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015 and March 27, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS S&P 500 Index VIP Series. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Series. There will be no changes in the investment strategies of the Series or in the portfolio management personnel currently responsible for the day-to-day management of the Series as a result of the change in sub-adviser.

March 27, 2015